Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - Nukkleus Inc.[Member] - USD ($)	Jun. 30, 2023	Sep. 30, 2022
Schedule of accounts payable and accrued liabilities [Abstract]
Unearned revenue		$ 203,222
Others	19,181	29,133
Total	$ 19,181	$ 232,355